Related Party Transactions - Summary of Related Party Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party accounts receivable	$ 3,637	$ 4,515	$ 880
Flying A
Related Party Transaction [Line Items]
Related party accounts receivable	1,438	2,412	549
Cisco Logistics
Related Party Transaction [Line Items]
Related party accounts receivable	1,493	1,489	0
Carbo
Related Party Transaction [Line Items]
Related party accounts receivable	255	591	116
Automatize
Related Party Transaction [Line Items]
Related party accounts receivable		0	191
Interstate
Related Party Transaction [Line Items]
Related party accounts receivable	310	0
Other
Related Party Transaction [Line Items]
Related party accounts receivable	$ 141	$ 23	$ 24